Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Federal statutory rate	$ (10,788)	$ (12,228)
Nondeductible expenses	5	(78)
Nontaxable changes in fair value of convertible notes and SAFEs	64	(123)
Research and development tax credits	1,820	2,670
State taxes, net of federal benefit	(2,165)	(1,865)
Foreign tax rate differential	(11)	28
Changes in federal tax rates	648	0
Other	0	(190)
Change in valuation allowance	10,776	15,567
Disqualified debt	(505)	731
Return to provision adjustements	0	(1,060)
Intangibles	0	1,281
Stock based compensation	3,807	615
Total	$ 11	$ 8
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Federal statutory rate	21.00%	21.00%
Nondeductible expenses	(0.01%)	0.13%
Nontaxable changes in fair value of convertible notes and SAFEs	(0.12%)	0.21%
Research and development tax credits	3.54%	4.59%
State taxes, net of federal benefit	4.21%	3.20%
Foreign tax rate differential	0.02%	(0.05%)
Changes in federal tax rates	(1.26%)	0.00%
Other	0.00%	0.33%
Change in valuation allowance	(20.98%)	(26.73%)
Disqualified debt	0.98%	(1.26%)
Return to provision adjustements	0.00%	1.82%
Intangibles	0.00%	(2.20%)
Stock based compensation	(7.41%)	(1.06%)
Effective Income Tax Rate Reconciliation, Percent, Total, Total	(0.03%)	(0.01%)